COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 1,741
2015	919
2016	815
2017 and thereafter	605
Operating Leases, Future Minimum Payments Due	$ 4,080